Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Sep. 30, 2020
CURRENT ASSETS:
Cash and cash equivalent	$ 10,467,357	$ 11,867,130
Restricted cash	2,140,016
Accounts receivable, net	1,733,306	1,118,476
Bank acceptance notes receivable	11,722,096	11,498,075
Inventories, net	12,495,831	11,994,471
Advances to suppliers, net	1,380,925	491,827
Other current assets	425,622	547,443
TOTAL CURRENT ASSETS	40,365,153	37,517,422
Property and equipment, net	9,119,502	7,419,028
Intangible assets, net	1,927,933	1,881,722
Investment in available-for-sale securities	20,323,400
Long term investment	639,466	540,517
Operating lease right of use assets	118,154	243,874
Deferred tax assets	427,120	361,250
Prepayments for property and equipment	2,243,622
Other long term assets	188,913	179,325
TOTAL ASSETS	75,353,263	48,143,138
CURRENT LIABILITIES:
Bank loans		7,349,375
Accounts payable	6,643,691	4,377,712
Advance from customers	2,467,296	3,511,198
Advance from customers - related parties	17,318	33,152
Bank notes payable	7,867,018
Deferred government grants-current	351,567	384,802
Taxes payable	305,305	1,383,182
Operating lease liabilities, current	55,847	82,468
Accrued expenses and other payables	466,838	1,301,882
TOTAL CURRENT LIABILITIES	18,174,880	18,423,771
LONG TERM LIABILITIES
Non-current operating lease liabilities	106,180	155,723
Deferred government grants - noncurrent	403,745	722,137
TOTAL LIABILITIES	18,684,805	19,301,631
Commitments and contingencies
EQUITY:
Ordinary Shares, $0.00166667 par value, 100,000,000 shares authorized, 35,750,000 and 30,000,000 Ordinary Shares issued and outstanding as of September 30, 2021 and September 30, 2020, respectively	59,583	50,000
Additional paid-in capital	36,390,931	12,252,077
Statutory Reserve	2,857,121	2,200,786
Retained earnings	14,693,905	12,197,372
Accumulated other comprehensive loss	857,066	(602,001)
Total shareholders' equity attributable to Qilian International	54,858,606	26,098,234
Noncontrolling interests	1,809,852	2,743,273
TOTAL EQUITY	56,668,458	28,841,507
TOTAL LIABILITIES AND EQUITY	$ 75,353,263	$ 48,143,138